Fees Summary	Sep. 24, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 3,664,000
Previously Paid Amount	0.00
Total Fee Amount	540.81
Total Offset Amount	0.00
Net Fee	540.81
Narrative - Max Aggregate Offering Price	$ 3,664,000
Final Prospectus	true